Acquisition (Details)		12 Months Ended
	Dec. 03, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 03, 2017 ₪ / shares
Acquisition (Details) [Line Items]
Percentage of acquisition two wholly-owned subsidiaries		50.00%
Percentage of ownership shareholders	75.00%
Exercise price | $ / shares		$ 0.01
Exchange rate of warrant | $ / shares		$ 1.00
Warrants exercisable		675,926
Fair value warrant amount | $		$ 68,275	$ 70,968
Digiflex Inc [Member]
Acquisition (Details) [Line Items]
Percentage of acquisition two wholly-owned subsidiaries	100.00%
Business acquisition, description	In addition, as part of the purchase agreement, Digiflex former shareholders’ also invested $200,000 in Digiflex prior to the transaction to satisfy some of its liabilities.
Digiflex Former Shareholders and Option Holders [Member]
Acquisition (Details) [Line Items]
Acquisition of issuing ordinary shares	6,560,471
Acquisition of share of fully vested options	198,788
Percentage of ownership shareholders	25.00%
Warrant [Member]
Acquisition (Details) [Line Items]
Exercise price | (per share)		$ 0.003		₪ 0.01
Acquisition related costs total | $	$ 75,000
Warrants granted	675,926
Warrant [Member] | General and Administrative Expense [Member]
Acquisition (Details) [Line Items]
Acquisition related costs total | $	$ 675,926